Document and Entity Information	Jul. 17, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 17, 2024
Entity Registrant Name	Baxter International Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-4448
Entity Tax Identification Number	36-0781620
Entity Address Address Line 1	One Baxter Parkway
Entity Address City Or Town	Deerfield
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60015
City Area Code	224
Local Phone Number	948-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000010456
Amendment Flag	false
Global Notes 04 Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.4% Global Notes due 2024
Trading Symbol	BAX 24
Security Exchange Name	NYSE
Global Notes 13 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.3% Global Notes due 2025
Trading Symbol	BAX 25
Security Exchange Name	NYSE
Global Notes 13 Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.3% Global Notes due 2029
Trading Symbol	BAX 29
Security Exchange Name	NYSE
Common Stock 1.00 Per Value [Member] | XNYS
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	NYSE
Common Stock 1.00 Per Value [Member] | XCHI
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	CHX